Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basic and diluted numerator:
Net loss	$ (3,977,694)	$ (948,517)	$ (8,547,016)	$ (4,280,225)	$ (6,706,972)	$ (10,058,996)
Basic and diluted Denominator:
Weighted-average outstanding	25,726,264	19,949,539	25,066,038	19,844,505
Basic and diluted net loss per share	$ (0.15)	$ (0.05)	$ (0.34)	$ (0.22)
Numerator:
Net loss for basic earnings per share					(6,706,972)	(10,058,996)
Less change in fair value of warrant liability					3,436,195	(3,654,770)
Net loss for diluted earnings per share					$ (10,143,167)	$ 10,058,996
Denominator:
Weighted-average basic common shares outstanding					20,638,421	15,463,256
Assumed conversion of dilutive securities:
Common stock purchase warrants					2,946,523
Denominator for diluted earnings per share - adjusted weighted-average shares					23,584,944	15,463,256
Basic net loss per share					$ (0.32)	$ (0.65)
Diluted net loss per share					$ (0.43)	$ (0.65)